TAX RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
SCHEDULE OF OTHER TRADE AND TAX RECEIVABLES
	December 31, 2025 (Restated)	December 31, 2024 (Restated)
Tax receivable (Alchemy Markets Ltd.)	$190,346	167,907
Total other trade and tax receivables	$190,346	$167,907

SUMMARY OF RELATED PARTY BALANCES

The following table summarizes related party balances included in the consolidated balance sheets as of December 31, 2025, and December 31, 2024 (as restated):

	December 31, 2025 (Restated)	December 31, 2024 (Restated)
Related party receivable (asset):
AIL – intercompany receivable (post-acquisition)	$37,579,900	$—
FDC – Related party receivables and advances	3,165,290	1,682,450
AML – due from related parties, net	(3,300,538)	—
FXPIG – due from	32,704	—
AIL – trade receivable (related party)	2,612,695	—
Total related party receivable	$40,090,051	$1,682,450

Related party advances (liability):
AIL – due to Alchemy DMCC (post-acquisition)	$25,512,642	$7,713,827
FDC – due to Alchemy DMCC	536,504	—
FDC – related party advances, net	33,000	33,000
ADS – related party loan	4,711	3,536
AML – due to AML US	720,644	140,682
ATECH – related party loan	—	101,795
Total related party advances	$29,197,470	$7,992,840

Accrued expenses, related party (liability):
Accrued payroll – Mitchell M. Eaglstein	$241,000	246,000
Accrued payroll – Imran Firoz	286,000	273,500
ATECH – accrued expenses	5,287	—
Other accrued, related party	—	—
Total accrued expenses, related party	$532,287	$519,500

The Company transacts with affiliated entities under common control and with other related parties. Related party balances as of December 31, 2025, and December 31, 2024 (restated) are summarized in the table above and described below.

(a) Related party receivables totaled $40,090,051 as of December 31, 2025, compared with $1,682,450 as of December 31, 2024. The December 31, 2025 balance consists principally of a $37,579,900 intercompany receivable from Alchemy International Limited (AIL) arising in connection with its post-acquisition consolidation, $3,165,290 of loan receivables and advances to FDC, a $2,612,695 trade receivable due from AIL, and $32,704 due from FXPIG, partially offset by a $(3,300,538) net balance presented within AML – due from related parties, net. The December 31, 2024, balance comprised $1,682,450 of FDC loan receivables and advances.

(b) Related party advances (liabilities) totaled $29,197,470 as of December 31, 2025, compared with $7,992,840 as of December 31, 2024. The December 31, 2025, balance includes $25,512,642 due to Alchemy DMCC from AIL and $536,504 due to Alchemy DMCC from FDC, both arising from the post-acquisition consolidation, $720,644 due to AML US, $33,000 of net related party advances from FDC, and $4,711 under the ADS related party loan. The December 31, 2024, balance comprised $7,713,827 due to Alchemy DMCC from AIL, $140,682 due to AML US, $101,795 under the ATECH related party loan, $33,000 of FDC related party advances, and $3,536 under the ADS related party loan.

(c) Accrued expenses due to related parties totaled $532,287 as of December 31, 2025, compared with $519,500 as of December 31, 2024. These amounts consist primarily of accrued payroll due to the Company’s officers, Mitchell M. Eaglstein ($241,000 and $246,000 as of December 31, 2025, and 2024, respectively) and Imran Firoz ($286,000 and $273,500 as of December 31, 2025 and 2024, respectively), together with $5,287 of accrued expenses due to ATECH as of December 31, 2025.